Reverse Recapitalization	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Reverse Recapitalization
2. Reverse Recapitalization
Business Combination Agreement
Digital Transformation Opportunities Corp. (“DTOC”), American Oncology Network, LLC (“AON LLC”), GEF AON Holdings Corp. (“AON Class C Preferred Investor”), and DTOC Merger Sub, Inc., a direct, wholly owned subsidiary of DTOC (“Merger Sub”) entered into a Business Combination Agreement (the “Business Combination Agreement”), dated as of June 14, 2023 (which further amended and restated the Business Combination Agreement entered into by DTOC and AON as of October 5, 2022, and amended and restated on January 6, 2023, and April 27, 2023), pursuant to which, among other transactions, on September 20, 2023 (the “Closing Date”), DTOC and AON undertook a series of transactions (the “Reverse Recapitalization” or the “Business Combination”) resulting in the organization of the combined post-business combination company as an umbrella partnership C corporation, in which substantially all of the assets and the business of the combined company are held by AON LLC, and DTOC became a member of AON LLC. In connection with the closing of the Business Combination (“the Closing”), DTOC changed its name to “American Oncology Network, Inc.”. The Business Combination was completed on September 20, 2023.
As a result of, and in connection with, the Closing, among other things, (i) AON LLC amended and restated its operating agreement (the “Amended and Restated AON LLC Agreement”) to reclassify its existing Class A units, Class A-1 units and Class B units into a single class of AON LLC common units (“AON LLC Common Units”) that can be exchanged on a one-to-one basis for shares of New AON Class A common stock (“New AON Class A Common Stock”) and its existing AON LLC Class C units into AON LLC Series A preferred units (“AON LLC
Series A Preferred Units”); (ii) AON LLC converted profit pool units of certain of AON LLC’s subsidiaries into an equal number of AON LLC Common Units and shares of New AON Class B common stock (“New AON Class B Common Stock”), which together are exchangeable into shares of New AON Class A Common Stock (together with the New AON Class B Common Stock, the “New AON Common Stock”); (iii) New AON amended and restated its charter (the “Charter”) to provide for (a) the conversion of all existing shares of DTOC Class B common stock into shares of New AON Class A Common Stock on a one-to-one basis, (b) amendment of the terms of New AON Class B Common Stock to provide holders voting rights but no economic rights and (c) designation of a new series of New AON preferred stock as Series A convertible preferred stock (the “New AON Series A Preferred Stock” or “Series A Preferred Stock”) with such rights and preferences as provided for in the certificate of designation of the New Aon Series A Preferred Stock (the “New AON Series A Certificate of Designation”); and (iv) among other things, (a) AON LLC issued common units to New AON in exchange for a combination of cash and shares of New AON Class B Common Stock and warrants to acquire shares of New AON Class B Common Stock (the “Class B Prefunded Warrants”), (b) New AON was admitted as a member of AON LLC, (c) AON LLC distributed shares of New AON Class B common stock or Class B Prefunded Warrants, as applicable, to AON LLC equity holders, (d) New AON reserved a specified number of additional shares of New AON Class A Common Stock after the Closing for issuance to eligible participants, (e) Merger Sub merged with and into the AON Class C Preferred Investor whereby the separate existence of Merger Sub ceased and New AON issued a number of shares of New AON Series A Preferred Stock equal to the number of AON LLC Series A preferred units held by the AON Class C Preferred Investor to AEA Growth Management LP, the parent of AON Class C Preferred Investor (“AEA Growth”) in exchange for all the shares of common stock held by AEA Growth in the AON Class C Preferred Investor (the “First Step”), (f) promptly after the First Step, the AON Class C Preferred Investor merged with and into New AON whereby the separate existence of the AON Class C Preferred Investor ceased and New AON held all the AON LLC Series A preferred units and (g) from and after the Closing (but subject to lock-up restrictions), the AON LLC common equity holders (other than New AON), referred to herein as “Legacy AON Shareholders” (former AON LLC Class A, Class A-1, and Class B unit holders), will have the right (but not the obligation) to exchange AON LLC Common Units together with an equal number of shares of New AON Class B Common Stock (whether held directly or indirectly through Class B Prefunded Warrants) for shares of New AON Class A Common Stock.
In addition, in connection with the Closing, DTOC completed the offer to the holders of AON LLC Class B-1 units to exchange their AON LLC Class B-1 units for such number of newly issued shares of New AON Class A Common Stock equal to the ratio set forth in the Business Combination Agreement (such offer, the “Exchange Offer”). DTOC and AON LLC solicited consents from the holders of AON LLC Class B-1 units to make certain amendments to the terms of the awards and the unit grant agreements pursuant to which the AON LLC Class B-1 units were granted, which provided for the automatic exchange, as of immediately prior to the adoption of the Amended and Restated AON LLC Agreement, of all outstanding AON LLC Class B-1 units into shares of New AON Class A Common Stock (collectively, the “Proposed Amendments”). The requisite number of holders of Class B-1 units provided their consent to the Proposed Amendments, and as a result, in connection with the Closing, all AON LLC Class B-1 units were exchanged for an aggregate of 1,047,343 shares of New AON Class A Common Stock.
Reverse Recapitalization
AON LLC merged with DTOC, with AON LLC surviving the Merger. AON LLC is governed by a board of managers composed of three (3) persons that were designated by New AON and two (2) persons that were designated by holders of a majority of the AON LLC Common Units, held by members of AON LLC other than New AON. Management determined AON LLC was not a variable interest entity (Refer to Note 2), and as result, identified AON LLC as the accounting acquirer of the Merger in accordance ASC Topic 805. Management concluded that AON LLC was the accounting acquirer due to (i) the Legacy AON Shareholders, defined as the former AON Class A, Class A-1, and Class B unit holders, receiving the largest portion of the voting rights in the combined company, New AON, (ii) significantly all of the Legacy AON Shareholders retained their equity interest as stockholders in New AON, (iii) AON LLC’s operations prior to the Merger comprising the only ongoing operations of New AON, (iv) the Legacy AON Shareholders have the right to appoint a majority of the directors of New AON, (v) the executive management of AON LLC will become the executive management of New AON and (vi) AON LLC is significantly larger than New AON in terms of revenue, total assets, and employees. Therefore, the Merger was accounted for as a reverse recapitalization (the “Reverse Recapitalization”), with no goodwill or other intangible assets recorded, in accordance with ASC Topic 805. New AON was treated as the “acquired” company for financial reporting purposes, and for accounting purposes, the Reverse Recapitalization was treated as the equivalent of AON LLC issuing stock for the net assets of New AON, accompanied by a recapitalization.
The Company recasted the units outstanding related to the historical AON LLC Class A, Class A-1, and Class B units prior to the Reverse Recapitalization (“Historical AON LLC Equity”) as common equity of New AON, equal to the Per Company Class Unit Exchange Ratio, pursuant to the Business Combination Agreement. The Per Company Unit Exchange Ratio at which AON LLC Class A units and Class A-1 units were reclassified is equal to 2,524 AON Common Units. The Per Company Unit Exchange Ratio at which AON LLC Class B units were reclassified varied depending on participation threshold, and is equal to 2,524, 2,453, or 1,976, AON Common Units. The Per Company Unit Exchange Ratio at which Class C units were reclassified is equal to 2,705 AON LLC Series A Preferred Units. Refer to Note 12 for Stockholders’ Equity and Note 18 for Earnings (Loss) per Share for additional disclosures updated to give effect to the Reverse Recapitalization.